LEASES - Supplemental Cash Flow Information for Operating Leases (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Payments for amounts included in operating lease liabilities (operating cash flows)	$ 140	$ 218	$ 338	$ 368
Noncash additions to operating lease assets	$ 146	$ 82	$ 130	$ 123